INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Schedule of Investment Securities

Investment securities, solely represent investments in marketable equity securities classified as short-term, are as follows:

December 31,
2017
Cost	$90,000
Unrealized losses	(126)

Fair value	$89,874